Inventories - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Classes of current inventories [abstract]
Cost of inventories recognized as operating costs	$ 347,877,603	$ 11,630,813	$ 309,020,850	$ 237,193,286
Write-downs of inventories	$ 452,134	$ 15,117	$ 980,927	$ 398,824